Property and equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment at December 31, 2012 and 2011 consisted of the following:

	Estimated Useful Life (in Years)	2012	2011
Machinery and equipment	5 - 7 years	$478,290	$355,985
Furniture and fixtures	5 years	54,058	48,157
Computer software	3 - 5 years	56,935	46,355
Leasehold improvements	*	326,366	245,441
		915,649	695,938
Less – accumulated depreciation and amortization		(480,037)	(310,159)
Net property, plant and equipment		$435,612	$385,779

*	Lesser of estimated useful life of asset or lease term